GOLD STREAM OBLIGATION - Additional Information (Details) $ in Millions	12 Months Ended
Dec. 31, 2019 USD ($) oz
GOLD STREAM OBLIGATION
Transaction price allocated to remaining performance obligations | $	$ 175
Gold stream obligation, rate of gold production to be delivered for initial threshold	6.50%
Gold stream obligation initial threshold quantity	230,000
Gold stream obligation rate of gold production to be delivered after initial threshold	3.25%
Gold stream obligation, rate of silver production to be delivered for initial threshold	60.00%
Gold stream obligation, silver production, initial threshold quantity	3,100,000
Gold stream obligation, rate of silver production to be delivered after initial threshold	30.00%
Average spot rate of gold or silver	25.00%
Term of the agreement	40 years